Business combinations, 2019 (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Oct. 22, 2019	Aug. 02, 2019	May 24, 2019
Business combinations [Abstract]
Investments carried under the equity method	$ 116,746	$ 139,925
Asset Acquisition [Member]
Asset Acquisition [Abstract]
Concessional assets	162,489	28,738
Current assets	29,445	1,503
Deferred tax liabilities		(2,539)
Other current and non-current liabilities	(4,378)	(1,512)
Asset acquisition - purchase price	(22,610)	(26,190)
Net result of the asset acquisition	$ 0	$ 0
Amherst Island [Member]
Business combinations [Abstract]
Investments carried under the equity method					$ 4,900
Amherst Island [Member] | Algonquin [Member]
Business combinations [Abstract]
Investments carried under the equity method					$ 92,300
Monterrey [Member]
Business combinations [Abstract]
Investments carried under the equity method				$ 17,000
Percentage interest acquired				30.00%
ASI Ops [Member]
Business combinations [Abstract]
Investments carried under the equity method				$ 6,000
Percentage interest acquired				100.00%
ATN2 [Member]
Business combinations [Abstract]
Investments carried under the equity method			$ 20,000